Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Investment properties	$ 62,078	$ 82,915
Equity accounted investments	19,547	19,435
Property, plant and equipment	5,484	11,085
Goodwill	931	1,450
Intangible assets	899	1,054
Other non-current assets	5,339	6,170
Loans and notes receivable	204	427
Total non-current assets	94,482	122,536
Current assets
Loans and notes receivable	720	1,365
Accounts receivable and other	2,081	3,483
Cash and cash equivalents	2,208	2,341
Total current assets	5,009	7,189
Assets held for sale	3,100	1,852
Total assets	102,591	131,577
Non-current liabilities
Debt obligations	35,964	53,393
Capital securities	2,671	2,040
Other non-current liabilities	1,542	2,188
Deferred tax liabilities	2,495	3,457
Total non-current liabilities	42,672	61,078
Current liabilities
Debt obligations	14,719	15,319
Capital securities	158	795
Accounts payable and other liabilities	5,895	5,741
Total current liabilities	20,772	21,855
Liabilities associated with assets held for sale	898	57
Total liabilities	64,342	82,990
Equity
Limited partners	7,718	8,084
General partner	3	4
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	13,795	14,447
FV LTIP units of the Operating Partnership	12	21
Interests of others in operating subsidiaries and properties	16,022	25,332
Total equity	38,249	48,587
Total liabilities and equity	102,591	131,577
Preferred equity
Equity
Preferred equity	$ 699	$ 699